Long-Term Employee Benefit Liabilities - Company's Termination and Long-term Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 700	$ 729
Termination and Long-term Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	478	446
Current service cost	23	32
Interest cost	9	8
Actuarial losses (gains) and changes in actuarial assumptions	10	(13)
Benefits paid	(23)	(27)
Foreign exchange	(30)	32
Ending funded status – Plan deficit	467	478
Current liability	11	10
Non-current liability	456	468
Net amount	467	478
Unrecognized actuarial losses	(112)	(106)
Current service cost	23	32
Interest cost	9	8
Actuarial losses	4	6
Net periodic benefit cost	$ 36	$ 46